Voya Solution Balanced Portfolio Expense Example - Voya Solution Balanced Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	756
Expense Example, with Redemption, 10 Years	1,677
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,105
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	623
Expense Example, with Redemption, 10 Years	1,395
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	703
Expense Example, with Redemption, 10 Years	$ 1,565